Description of Business (Details Narrative) - USD ($)				12 Months Ended
	Apr. 19, 2022	Apr. 19, 2022	Apr. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Initial public offering				$ 14,202,975
Working capital						$ 1,197,575
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Initial public offering	$ 14,200,000	$ 14,200,000	$ 14,200,000